Long-Term Debt - Additional Information (Details) - USD ($) $ in Millions			12 Months Ended
	May 10, 2021	May 07, 2021	Dec. 31, 2021	May 13, 2019	May 01, 2017
Debt Instrument [Line Items]
Line of credit facility annual principal payment percentage per annum			1.00%
Line of credit facility, frequency of payments			quarterly basis
Loss on extinguishment of debt			$ 5.2
Senior Secured Credit Facilities [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity					$ 1,275.0
Revolving Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity					150.0
Line of credit facility, expiration date		May 01, 2022	May 01, 2022
Debt instrument term			5 years
Line of credit facility, interest rate at period end			3.10%
Commitment fee percentage			0.125%
Line of credit facility revolving credit conversion		$ 141.3
Repayments of lines of credit	$ 19.6
Proceeds from Long-term Lines of Credit			$ 40.0
Line of credit available under the facility			88.8
Line of Credit
Debt Instrument [Line Items]
Proceeds from Long-term Lines of Credit			40.0
Loss on extinguishment of debt			5.2
Credit amount outstanding			40.0
Letter of Credit [Member] | Revolving Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			$ 30.0
Maximum [Member] | Revolving Facility
Debt Instrument [Line Items]
Basis spread on variable rate			3.00%
Minimum [Member] | Revolving Facility
Debt Instrument [Line Items]
Basis spread on variable rate			2.50%
2017 First Lien Term Facility due May 2024 [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity					815.0
Line of credit facility, expiration date			May 01, 2024
Debt instrument term			7 years
Line of credit facility, interest rate at period end			4.00%
2017 First Lien Term Facility due May 2024 [Member] | Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			3.00%
2017 First Lien Term Facility due May 2024 [Member] | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			2.00%
2017 Second Lien Term Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity					$ 310.0
2017 Second Lien Term Facility | Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			7.25%
2017 Second Lien Term Facility | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			6.25%
2019 First Lien Term Facility
Debt Instrument [Line Items]
Line of credit facility additional borrowing capacity				$ 100.0
Line of credit facility, expiration date			May 01, 2024
Debt instrument term			5 years
Line of credit facility, interest rate at period end			5.00%
2019 First Lien Term Facility | Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			4.00%
2019 First Lien Term Facility | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			3.00%
2021 Revolving Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 120.1
Line of credit facility, expiration date		Nov. 01, 2023	Nov. 01, 2023
Debt instrument term			18 months
2021 Revolving Facility | Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member] | Line of Credit
Debt Instrument [Line Items]
Debt Instrument, basis spread on variable rate, alternative base rate			3.00%
2021 Revolving Facility | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member] | Line of Credit
Debt Instrument [Line Items]
Debt Instrument, basis spread on variable rate, alternative base rate			1.50%
Revolving Facility and 2021 Revolving Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Borrowers Option
Debt Instrument [Line Items]
Basis spread on variable rate			1.00%
Description of variable rate basis			one-month LIBOR plus 1%
Revolving Facility and 2021 Revolving Facility [Member] | Fed Funds Effective Rate Overnight Index Swap Rate [Member] | Borrowers Option
Debt Instrument [Line Items]
Basis spread on variable rate			0.50%
Description of variable rate basis			the Federal Funds Rate plus 0.5%